Form 13F
			Form 13F Cover Page

Report for the Quarter Ended March 31, 2007

CHeck Here if Amendment [ ] Amendment Number:
This Amendment (Check only one.) [ ] is a restatement.
				 [ ] Adds new Holdings entries

Institutional Investment Manager Filing this Report:

Name:		American Fund Advisors, Inc.
		1415 Kellum Place
		Suite 205
		Garden City, NY  11530

13F File Number		801-14138

The Institutional Investment Manager filing this report and the person by whom it is signed represent, that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report, on behalf of Reporting Manager:

Name:		Phyllis A. Palumbo
Title:		Vice PResident
Phone:		516-739-1017
Signature, Place and Date of Signing:

	Phyllis A. Palumbo, Garden City, NY, April 24, 2007

Report Type	(Check only one.):

[X]		13F HOLDINGS REPORT.

[X}		13F NOTICE.

[ ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		       25

Form 13F Information Table Value Total:		   12,115


List of Other Included Managers:




[PAGE]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC.              COM              02209s103     1109    12625 SH       Sole                    12625
AT&T INC.                      COM              001957509      531    13477 SH       Sole                    13477
BANK OF AMERICA CORP.          COM              060505104      488     9571 SH       Sole                     9571
CHICO'S FAS, INC.              COM              168615102      403    16500 SH       Sole                    16500
CISCO SYSTEMS, INC.            COM              17275R102      424    16600 SH       Sole                    16600
CITIGROUP INC.                 COM              172967101      919    17900 SH       Sole                    17900
EXXON MOBIL CORPORATION        COM              302290101      589     7800 SH       Sole                     7800
GENERAL ELECTRIC CO.           COM              369604103     1160    32800 SH       Sole                    32800
HALLIBURTON CO.                COM              406216101      457    14400 SH       Sole                    14400
HARTFORD FINANCIAL SVC. GROUP  COM              416151104      287     3000 SH       Sole                     3000
HOME DEPOT INC.                COM              437076102      312     8500 SH       Sole                     8500
INTEL CORPORATION              COM              458140100      277    14490 SH       Sole                    14490
INTL. PAPER CO.                COM              460146103      240     6600 SH       Sole                     6600
JOHNSON & JOHNSON              COM              478160104      575     9550 SH       Sole                     9550
MERCK & CO.                    COM              589331107      247     5600 SH       Sole                     5600
MICROSOFT CORP.                COM              594918104      553    19850 SH       Sole                    19850
MORGAN (J.P.) CHASE & CO.      COM              46625H100      276     5700 SH       Sole                     5700
PNC BANK CORP.                 COM              693475105      439     6100 SH       Sole                     6100
ROHM & HAAS CO.                COM              775371107      331     6400 SH       Sole                     6400
STANLEY WORKS                  COM              854616109      318     5750 SH       Sole                     5750
UNITED TECHNOLOGIES CORP.      COM              913017109      591     9100 SH       Sole                     9100
VCA ANTECH INC.                COM              918194101      271     7450 SH       Sole                     7450
VECTOR GROUP LTD.              COM              92240M108      487    26005 SH       Sole                    26005
WASHINGTON MUTUAL INC.         COM              939322103      580    14370 SH       Sole                    14370
ING PRIME RATE TRUST SER F-7 4 PFD              44977w601      250       10 SH       Sole                       10